Income Tax Expense Continuing Operations	12 Months Ended
Dec. 31, 2017
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Income Tax Expense Continuing Operations

11. Income Tax Expense

              Continuing Operations

Recognised within the Consolidated Income Statement	2017 €m	2016 €m	2015 €m
(a) Current tax
Republic of Ireland	9	5	-
Overseas	312	443	320
Total current tax expense	321	448	320

(b) Deferred tax
Origination and reversal of temporary differences:
Retirement benefit obligations	16	8	7
Share-based payment expense	(4)	(11)	(8)
Derivative financial instruments	2	1	1
Other items (including deferred tax credit associated with the “Tax Cuts and Jobs Act” and other timing differences)	(280)	(15)	(44)
Total deferred tax income	(266)	(17)	(44)

Income tax reported in the Consolidated Income Statement	55	431	276

Recognised outside the Consolidated Income Statement	2017 €m	2016 €m	2015 €m
(a) Within the Consolidated Statement of Comprehensive Income:
Deferred tax - retirement benefit obligations	(33)	3	(30)

(b) Within the Consolidated Statement of Changes in Equity:

Current tax
Current tax - share option exercises	2	-	-

Deferred tax
Deferred tax - share-based payment expense	(7)	12	5
	(5)	12	5

Income tax recognised outside the Consolidated Income Statement	(38)	15	(25)

Reconciliation of applicable tax rate to effective tax rate

Profit before tax (€m)	1,867	1,620	920
Tax charge expressed as a percentage of profit before tax (effective tax rate):
- current tax expense only	17.2%	27.7%	34.8%
- total income tax expense (current and deferred)	2.9%	26.6%	30.0%

The following table reconciles the applicable Republic of Ireland statutory tax rate to the effective tax rate (current and deferred) of the Group:

	% of profit before tax
Irish corporation tax rate	12.5	12.5	12.5
Higher tax rates on overseas earnings	15.9	15.1	12.3
Deferred tax credit relating to the enactment of the “Tax Cuts and Jobs Act”	(23.6)	-	-
Other items (primarily comprising items not chargeable to tax/expenses not deductible for tax)	(1.9)	(1.0)	5.2
Total effective tax rate	2.9	26.6	30.0

Other disclosures

Effective tax rate

The 2017 effective tax rate is 2.9%. The 2017 reported tax charge includes a non-cash deferred tax credit of €440 million related to the enactment of the “Tax Cuts and Jobs Act” in the US during the year. The 2017 effective tax rate excluding the impact of this exceptional deferred tax credit is 26.5%.

The tax charge associated with discontinued operations during 2017 is recognised separately in “Profit after tax for the financial year from discontinued operations”. See note 2 for further details.

The 2015 Consolidated Income Statement included one-off charges related to the LH Assets transaction of €197 million which were substantially non-deductible for income tax purposes. The 2015 effective tax rate excluding the impact of these costs was 25.8%.

Changes in tax rates

The total tax charge in future periods will be affected by any changes to the tax rates in force in the countries in which the Group operates.

Excess of capital allowances over depreciation

The current tax charge will also be impacted by changes in the excess of tax depreciation (capital allowances) over accounting depreciation. Based on current capital investment plans, the Group expects to continue to be in a position to claim capital allowances in excess of depreciation in future years.

Investments in subsidiaries

Given management’s intention not to unwind temporary differences in respect of its investment in subsidiaries or tax exemptions and credits being available in the majority of jurisdictions in which the Group operates, the aggregate amount of deferred tax liabilities on temporary differences which have not been recognised would be immaterial.

Proposed dividends

There are no income tax consequences for the Company in respect of dividends proposed prior to issuance of the Consolidated Financial Statements and for which a liability has not been recognised.